Subsequent events (Tables)	12 Months Ended
Mar. 31, 2016
Details of Redeemed Preferred Securities

The following table describes the details of the redeemed preferred securities:

Issuer	Aggregate redemption amount	Reason for the redemption
	(in millions)
Mizuho Capital Investment (USD) 1 Limited	$600	Arrival of optional redemption date
Mizuho Capital Investment (JPY) 1 Limited	¥400,000	Arrival of optional redemption date